Investment Properties - Summary of Fair Value of Investment Properties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure The fair value of investment property [Line Items]
Fair value of Investment property	₩ 282,338	₩ 344,598
Carrying amount of Investment property	212,784	225,195
Land
Disclosure The fair value of investment property [Line Items]
Fair value of Investment property	268,702	300,001
Carrying amount of Investment property	201,605	200,391
Buildings
Disclosure The fair value of investment property [Line Items]
Fair value of Investment property	13,636	44,597
Carrying amount of Investment property	₩ 11,179	₩ 24,804